Installment Payment Receivables, Net - Summary of Payment Maturity Analysis of Installment Payment Receivables (Detail) - Vehicles and Batteries [Member] ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Installment Payment Receivables [Line Items]
Less: Unrealized finance income	¥ (1,718,521)
Within 1 year	3,607,968
Between 1 and 2 years	2,998,705
Between 2 and 3 years	2,156,732
Between 3 and 4 years	1,378,131
Between 4 and 5 years	710,122
Thereafter	1,036,683
Total receivables of installment payments	11,888,341
Installment payment receivables, gross	10,169,820
Less: Allowance for installment payment receivables	(120,746)
Installment payment receivables - net	¥ 10,049,074